RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 28. RELATED PARTY TRANSACTIONS

IAS 24 Related Party Disclosures requires that an entity discloses:

(a)	Transactions with its related parties; and
(b)	Relationships between a parent and its subsidiaries irrespective of whether there have been transactions between them.

Under IAS 24, an entity must disclose transactions with its related parties, outstanding balances, including commitments, recognized in the consolidated and separate financial statements of a parent or investors with joint control or significant influence over, an investee presented in accordance with IFRS 10 Consolidated Financial Statements.

Under this standard parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both. This definition applies to the Bank in the cases below:

●	Stockholders with ownership interest equal or higher than 20% of the Bank’s capital:
-	Grupo de Inversiones Suramericana S.A.
-	Fondo Bancolombia ADR Program.
●	Members of Board of Directors and Senior Management, understood as the President and corporate Vice-presidents, as well as their close relatives (spouse and children) and the companies in which they have a participation of 10% or more of the Bank's capital.
●	Associates and joint ventures for which Bancolombia S.A. or any of the subsidiaries of the Group provide commercial banking services and deposits. For these purposes, all companies in which Grupo Bancolombia has joint control or significant influence have been included. For more information see note 8. Investments in associates and joint control.

Bancolombia S.A. or some of the subsidiaries of the Grupo Bancolombia provide banking and financial services to its related parties in order to satisfy their liquidity needs, and except for the intercompany merger agreement described below, these transactions are conducted on similar terms to third-party transactions and are not individually material. In the case of treasury operations, Bancolombia operates between its own position and its related parties through transactional channels or systems established for this purpose and under the conditions established by current regulations.

Between the Parent Company and its related parties, during the periods ending at December 31, 2022, 2021 and 2020, there were no:

-	Loans that for its contractual terms do not represent a lending transaction.
-	Loans with interest rates different to those that are ordinarily paid or charged to third parties in similar conditions of term, risk, etc.
-	Operations whose characteristics differ from those carried out with third parties
-	Guarantees, pledges or commitments given or received in respect of the aforementioned transactions.

As of December 31, 2022

	Stockholders with an
	interest equal or		Directors and		Associates and
	higher than 20% of		senior		joint ventures
	the Bank's capital(1)		management
In millions of COP
Assets
Financial assets investments	5,711		-		51,991
Derivative financial instruments	191		5		8
Loans and advances to customers	947,150		28,935		342,896
Allowance for loans, advances and lease losses	(9,746)		(49)		(3,470)
Investment in associates and joint ventures	-		-		2,915,633
Other assets	54,842		41		209,350
Total assets	998,148		28,932		3,516,408

Liabilities
Deposits by customers	1,364,663		14,433		161,708
Derivative financial instruments	23		-		27,571
Other liabilities	163,385		56		54,017
Total liabilities	1,528,071		14,489		243,296

Income
Interest on loans and financial leases	74,896		1,249		21,715
Valuation on financial instruments	-		-		994
Fees and commissions income	929,721		100		20,574
Dividends and net income on equity investments	30		-		224,602
Net foreign exchange and Derivatives Foreign exchange contracts	(10,158)		984		(30,484)
Other operating income	50,816		28		99,855
Net income	1,045,305		2,361		337,256

Expenses
Interest expenses	112,403		301		8,483
Credit impairment charges, net	10,171		50		(550)
Fees and commissions expenses	19		-		180,951
Employee benefits	76,455	(2)	117	(3)	-
Other administrative and general expenses	161,367		2,056		30,792
Total expenses	360,415		2,524		219,676
(1)	Includes Grupo Sura conglomerate.
(2)	Includes the benefit provided to employees for insurance policies.
(3)	Corresponds to the benefit of special credit rates for employees.

As of December 31, 2021

	Stockholders with an
	interest equal or		Directors and		Associates and
	higher than 20% of		senior		joint ventures
	the Bank’s capital(1)		management
In millions of COP
Assets
Financial assets investments	2,755		-		9,635
Derivative financial instruments	-		25		-
Loans and advances to customers	937,190		17,821		234,956
Allowance for loans, advances and lease losses	(3,028)		(84)		(5,360)
Investment in associates and joint ventures	-		-		2,720,559
Other assets	7,644		913		172,636
Total assets	944,561		18,675		3,132,426

Liabilities
Deposits by customers	2,101,846		8,175		194,864
Derivative financial instruments	-		6		8,565
Other liabilities	1,120		368		36,596
Total liabilities	2,102,966		8,549		240,025

Income
Interest on loans and financial leases	29,092		759		11,443
Valuation on financial instruments	-		-		1,560
Fees and commissions income	737,402		98		13,056
Dividends and net income on equity investments	58		-		289,423
Net foreign exchange and Derivatives Foreign exchange contracts	(1,840)		1,112		(9,966)
Other operating income	278		-		55,524
Net income	764,990		1,969		361,040

Expenses
Interest expenses	16,564		93		1,403
Credit impairment charges, net	3,043		92		5,123
Fees and commissions expenses	17		-		130,950
Employee benefits	60,221	(2)	19	(3)	-
Other administrative and general expenses	14,148		1,724		32,071
Total expenses	93,993		1,928		169,547
(1)	Includes Grupo Sura conglomerate.
(2)	Includes the benefit provided to employees for insurance policies.
(3)	Corresponds to the benefit of special credit rates for employees.

As of December 31, 2020

	Stockholders with an
	interest equal or		Directors and		Associates and
	higher than 20% of		senior		joint ventures
	the Bank’s capital(1)		management
In millions of COP
Assets
Financial assets investments	742		-		9,786
Derivative financial instruments	-		108		2,327
Loans and advances to customers	1,080,819		17,270		231,371
Allowance for loans, advances and lease losses	(3,035)		(71)		(153)
Investment in associates and joint ventures	-		-		2,506,315
Other assets	11,549		2,122		59,158
Total assets	1,090,075		19,429		2,808,804

Liabilities
Deposits by customers	2,136,705		8,092		178,401
Derivative financial instruments	544		-		6,420
Other liabilities	6,672		-		20,340
Total liabilities	2,143,921		8,092		205,161

Income
Interest on loans and financial leases	47,928		950		6,793
Valuation on financial instruments	-		-		889
Fees and commissions income	763,839		25		16,690
Dividends and net income on equity investments	78		-		136,596
Net foreign exchange and Derivatives Foreign exchange contracts	2,383		160		6,668
Other operating income	4,735		-		50,022
Net income	818,963		1,135		217,658

Expenses
Interest expenses	43,129		156		9,246
Credit impairment charges, net	3,046		86		588
Fees and commissions expenses	16		-		72,675
Employee benefits	57,740	(2)	2	(3)	-
Other administrative and general expenses	109,654		1,729		23,524
Total expenses	213,585		1,973		106,033
(1)	Includes Grupo Sura conglomerate.
(2)	Includes the benefit provided to employees for insurance policies.
(3)	Corresponds to the benefit of special credit rates for employees.

During the years ending December 31, 2022, 2021 and 2020, the Bank paid fees to the directors of  COP 1,937, COP 1,655 and COP 1,675, respectively, as compensation for attending meetings of the Board and its Committees.

The payments to senior management in the same periods were COP 15,776, COP 10,487 and COP 14,786 for short-term retributions and COP 552, COP 604 and COP 50 for long-term retributions. In 2022, there was a consolidation of the contributions of the Senior Management Pension Plan for COP 36,962 (See Note 19.3 Retirement Pension Premium Plan and Senior Management Pension Plan Premium), and there were payments for post-employment benefits of COP 642 in 2022, COP 3,207 in 2021 and 9,592 in 2020.

The Parent Company, which is also the ultimate parent company, is Bancolombia S.A. Transactions between companies included in consolidation, described in the significant accounting policies, see Note 2.C.1 Subsidiaries, meet the definition of related party transactions and were eliminated from the consolidated financial statements.